Trade Accounts Receivable - Summary of Financial Assets That Are Either Past Due or Impaired (Detail) - Trade receivables [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,827,130	$ 3,221,617
Past due 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	829,119	403,789
31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	94,386	74,451
61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,100	50,885
More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	172,842	78,839
Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,065,671	$ 568,643
Average age	28 days	32 days
Financial assets past due but not impaired [member] | Past due 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 829,119	$ 403,789
Financial assets past due but not impaired [member] | 31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	94,386	74,451
Financial assets past due but not impaired [member] | 61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,100	50,885
Financial assets past due but not impaired [member] | More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,066	39,518
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,776	39,321
Financial assets impaired [member] | More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 72,776	$ 39,321